Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued operations
14. Discontinued operations:
 (a) 2008 Disposition:
     In May 2008, our Board of Directors authorized and committed to a plan to sell certain business assets located primarily in north Texas which included our product supply stores, certain drilling logistics assets and other completion and production services assets. Although this sale did not represent a material disposition of assets relative to our total assets, the disposal group did represent a significant portion of the assets and operations which were attributable to our product sales business segment for the periods presented, and therefore, was accounted for as a disposal group that is held for sale. We revised our financial statements, in accordance with U.S. GAAP and removed the results of operations of the disposal group from net income from continuing operations, and presented these separately as income from discontinued operations, net of tax, for the accompanying statement of operations for the year ended December 31, 2008. We ceased depreciating the assets of this disposal group in May 2008 and adjusted the net assets to the lower of carrying value or fair value less selling costs, which resulted in a pre-tax charge of approximately $200. In addition, we allocated $11,109 of goodwill associated with the original formation of Complete Production Services, Inc. to this business, and impaired this goodwill as of the date of the transaction. Thus, this amount has been included in the calculation of the loss on the sale of this disposal group.
     On May 19, 2008, we completed the sale of the disposal group for $50,150 in cash and we received assets with a fair market value of $7,987. In addition, we retained the receivables and payables associated with the operating results of these entities as of the date of the sale. The carrying value of the related net assets was approximately $51,353 on May 19, 2008, excluding allocated goodwill of $11,109. We recorded a loss of $6,935 associated with the sale of this disposal group, which represents the excess of the carrying value of the assets less selling costs over the sales price and a charge of approximately $2,610 related to income tax on the transaction. The income tax on the disposal was primarily attributable to the $11,109 of allocated goodwill which was non-deductible for tax purposes and resulted in a taxable gain on the disposal. We sold this disposal group to Select Energy Services, L.L.C., an oilfield service company located in Gainesville, Texas which was owned by a former officer of one of our subsidiaries. Pursuant to the agreement, we sublet office space to Select Energy Services, L.L.C., and provided certain administrative functions for a period of one year at an agreed-upon rate for services per hour. Proceeds from the sale of this disposal group were used to repay outstanding borrowings under our U.S. revolving credit facility and for other general corporate purposes.
     The following table summarizes operating results for this disposal group for the periods indicated:

Period
January 1,
2008 through
May 19,
2008
Revenue	$59,553
Income before taxes	$3,330
Net income before loss on disposal in 2008	$2,076
Net income loss	$(4,859)
 (b) 2011 Southeast Asian Business Disposition:
     On July 6, 2011, we sold our Southeast Asian products business, through which we provided oilfield equipment sales, rentals and refurbishment services, to MTQ, a Singapore firm that provides engineering services to oilfield and industrial equipment users and manufacturers. Proceeds from the sale of this business totaled $21,913, of which $2,613 represented cash on hand at July 6, 2011 which was transferred to us in October 2011 pursuant to the final settlement. We recorded a loss on the sale of this business of $136 as of September 30, 2011.
     Although this sale did not represent a material disposition of assets relative to our total assets as presented in the accompanying balance sheets, the Southeast Asia products business did represent a significant portion of the assets and operations which were attributable to a business segment called “product sales” for the periods presented, and therefore, we accounted for it as discontinued operations. We revised our financial statements and reclassified the assets and liabilities of the Southeast Asia products business as discontinued operations as of the date of each balance sheet presented and removed the results of operations of the Southeast Asia products business from net income from continuing operations, and presented these separately as income from discontinued operations, net of tax, for each of the accompanying statements of operations.
     Additionally, because our Southeast Asian products business represented over 85% of our product sales segment revenue, we have restructured our reportable segments to better reflect our current operations. Our remaining product sales business has been combined into our drilling services segment. A reconciliation of the original presentation of our reportable segments for the years ended December 31, 2010, 2009 and 2008 to the current reportable segments is presented below in Note 15, “Segment information.”
     The following table summarizes the operating results for this disposal group for the years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009	2008
Revenue	$30,528	$30,329	$45,098
Income before taxes	$4,827	$6,724	$9,480
Taxes	$745	$1,041	$1,598

Net income	$4,082	$5,683	$7,882

Earnings per share-Basic	$0.06	$0.07	$0.11

Earnings per share-Diluted	$0.05	$0.07	$0.11

     The following table presents the assets and liabilities of this disposal group as of December 31, 2010 and 2009.

	December 31,	December 31,
	2010	2009
Current assets of discontinued operations:
Cash	$7,546	$5,590
Accounts receivable	$3,664	$3,085
Inventory, net	$5,147	$8,779
Prepaid expenses	$343	$172

	$16,700	$17,626

Long-term assets of discontinued operations:
Property, plant and equipment, net	$5,096	$5,273
Goodwill	$2,858	$2,858
Other long-term assets	$943	$948

	$8,897	$9,079

	December 31,	December 31,
	2010	2009
Current liabilities of discontinued operations:
Accounts payable	$597	$683
Accrued liabilities	$1,582	$2,997
Income taxes payable	$662	$813

	$2,841	$4,493

Long-term liabilities of discontinued operations:
Deferred income taxes	$33	$146

     We have included cash held by the disposal group as a component of current assets of discontinued operations for the accompanying balance sheets, rather than including this amount as cash and cash equivalents of the consolidated entity at December 31, 2010, 2009 and 2008. For cash flow statement presentation, the sources and uses of cash for this disposal group are presented as operating, investing and financing cash flows, as applicable, combined with such cash flows for continuing operations, as permitted by US GAAP.
 (c) November 2011 Disposition:
     On November 11, 2011, we signed a definitive agreement to sell I.E. Miller Services, Inc. (“IEM”), a wholly-owned subsidiary which operates a drilling logistics business based in Eunice, Louisiana. We expect to complete this sale during the fourth quarter of 2011, and we expect to record a gain on this transaction.
     This business is a component of our drilling services business segment. We expect to account for this operation as discontinued. However, the requirement to record discontinued operations pursuant to U.S. GAAP had not been met as of December 31, 2010. The following table presents the pro forma effect of the sale of this business on the presentation of revenue, income before taxes and net income for each of the periods presented in the accompanying statements of operations. No pro forma effect of the gain or loss on the sale of this business is included.

	As Reported	IEM	Pro Forma
Year ended December 31, 2010
Revenue	$1,530,865	$106,812	$1,424,053
Income from continuing operations before taxes	$130,911	$15,997	$114,914
Taxes	$50,835	$6,141	$44,694

Net income from continuing operations	$80,076	$9,856	$70,220

Year ended December 31, 2009
Revenue	$1,026,065	$58,080	$967,985
Loss from continuing operations before taxes	$(251,480)	$(35)	$(251,445)
Taxes	$64,129	$9	$64,120

Net loss from continuing operations	$(187,351)	$(26)	$(187,325)

Year ended December 31, 2008
Revenue	$1,789,817	$107,826	$1,681,991
Income (loss) from continuing operations before taxes	$(21,884)	$6,095	$(27,979)
Taxes	$70,707	$7,846	$62,861

Net loss from continuing operations	$(92,591)	$(1,751)	$(90,840)

     The following table presents the pro forma balance sheet for each of the applicable periods presented, assuming the assets and liabilities associated with IEM were classified as held for sale at December 31, 2010 and 2009.

As of December 31, 2010	As Reported	IEM	Pro Forma
Current assets:
Accounts receivable	$341,984	$(21,070)	$320,914
Prepaid expenses	$18,357	$(544)	$17,813
Current assets of discontinued operations	$16,700	$21,614	$38,314

As of December 31, 2010	As Reported	IEM	Pro Forma
Long-term assets:
Property, plant and equipment, net	$950,932	$(35,162)	$915,770
Goodwill	$247,675	$(3,537)	$244,138
Long-term assets of discontinued operations	$8,897	$38,699	$47,596

Current liabilities:
Accounts payable	$74,502	$(4,262)	$70,240
Accrued liabilities	$42,993	$(4,824)	$38,169
Accrued payroll and payroll burdens	$26,284	$(1,783)	$24,501
Income tax payable (receivable)	$(24,124)	$(6,166)	$(30,290)
Current liabilities of discontinued operations	$2,841	$17,035	$19,876

Long-term liabilities:
Long-term deferred tax liabilities	$190,389	$(8,916)	$181,473
Long-term liabilities of discontinued operations	$33	$8,916	$8,949

As of December 31, 2009	As Reported	IEM	Pro Forma
Current assets:
Cash	$71,770	$(10)	$71,760
Accounts receivable	$168,199	$(13,673)	$154,526
Income tax receivable	$57,606	$(9)	$57,597
Prepaid expenses	$17,771	$(664)	$17,107
Current assets of discontinued operations	$17,626	$14,356	$31,982

Long-term assets:
Property, plant and equipment, net	$935,860	$(34,190)	$901,670
Goodwill	$240,965	$(3,537)	$237,428
Long-term assets of discontinued operations	$9,079	$37,727	$46,806

Current liabilities:
Accounts payable	$31,062	$(3,597)	$27,465
Accrued liabilities	$37,728	$(1,279)	$36,449
Accrued payroll and payroll burdens	$13,936	$(991)	$12,945
Current liabilities of discontinued operations	$4,493	$5,867	$10,360

Long-term liabilities:
Long-term deferred tax liabilities	$148,094	$(7,817)	$140,277
Long-term liabilities of discontinued operations	$146	$7,817	$7,963